                           STI CLASSIC VARIABLE TRUST

                            CAPITAL APPRECIATION FUND

                        SUPPLEMENT DATED DECEMBER 5, 2005
                       TO THE PROSPECTUS DATED MAY 1, 2005

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

1. Effective December 1, 2005, Ms. Elizabeth G. Pola, CFA, will co-manage the Capital Appreciation Fund with Mr. Robert J. Rhodes. Ms. Pola has served as Executive Vice President and Director of Equity Research at Trusco since February 2000, and has worked at Trusco since 1983. She has more than 22 years of investment experience.


2. Effective August 1, 2005, the advisory fee payable by the Capital Appreciation Fund has been reduced to the amount shown in the table below. In addition, the Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding the expense cap. Therefore, the "Annual Fund Operating Expenses" table is replaced with the following:


  ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------
  Investment Advisory Fees*                                       0.97%
  Other Expenses                                                  0.28%
                                                              -----------
  Total Annual Operating Expenses                                 1.25%
                                                              -----------
  Fee Waivers and Expense Reimbursements**                       (0.13)%
                                                              -----------
  Net Expenses                                                    1.12%
                                                              -----------

* Adjusted to reflect a reduction in the contractual advisory fee effective August 1, 2005.

** The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2006 in order to keep total operating expenses from exceeding 1.12%. If at any point before August 1, 2008, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

In addition, the second paragraph and accompanying expense table under "Example" are replaced with the following:

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on August 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 Year            3 Years          5 Years           10 Years
          $114              $384             $674              $1,500


3. Beginning August 1, 2005, breakpoints will be used in computing the advisory fee as follows:

Average Daily Net Assets                    Discount From Full Fee

First $500 million                          None - Full Fee
Next $500 million                            5%
Over $1 billion                             10%






               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           STI CLASSIC VARIABLE TRUST

                        SUPPLEMENT DATED DECEMBER 5, 2005
                TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
              MAY 1, 2005, AS AMENDED AND RESTATED NOVEMBER 3, 2005

Effective December 1, 2005, Ms. Elizabeth G. Pola will co-manage the Capital Appreciation Fund with Mr. Robert J. Rhodes. The Statement of Additional Information is revised to add information about Ms. Pola and to revise information about Mr. Rhodes as indicated below.

The following is added under Management of Other Accounts on Page 24:


-----------------------------------------------------------------------------------------------------------------------------
NAME OF PORTFOLIO MANAGER/                 NUMBER OF OTHER ACCOUNTS MANAGED/                    OTHER ACCOUNTS WITH
NAME OF FUND(S)                               TOTAL ASSETS IN ACCOUNTS ($)                    PERFORMANCE-BASED FEES
-----------------------------------------------------------------------------------------------------------------------------
                                     REGISTERED       OTHER POOLED
                                     INVESTMENT        INVESTMENT         OTHER              NUMBER          TOTAL ASSETS
                                      COMPANIES         VEHICLES         ACCOUNTS          & CATEGORY            ($)
-----------------------------------------------------------------------------------------------------------------------------
Elizabeth G. Pola/ Balanced Fund         2/                3/               25/               None               None
and Capital Appreciation Fund*      1.79 billion     288.1 million      882 million
-----------------------------------------------------------------------------------------------------------------------------
Robert Rhodes/ Balanced Fund and         2/                3/               6/                 1/            45.35 million
Capital Appreciation Fund*          1.79 billion     288.1 million     854.3 million     Other Account
-----------------------------------------------------------------------------------------------------------------------------

*   Information as of November 21, 2005


The following is added under Securities Ownership of Portfolio Managers on page 25:

--------------------------------------------------------------------------------------------
                                                                                RANGE OF
NAME OF PORTFOLIO MANAGER             NAME OF FUND(S) MANAGED              SECURITIES OWNED
--------------------------------------------------------------------------------------------
Elizabeth G. Pola                    Capital Appreciation Fund                    None
--------------------------------------------------------------------------------------------
Robert J. Rhodes                     Capital Appreciation Fund                    None
--------------------------------------------------------------------------------------------







               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE